Exhibit 99
Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	April 2014
Payment Date	5/15/2014
Transaction Month	6
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,526,999,130.67	67,609	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$347,900,000.00	0.24000%	December 15, 2014
Class A-2 Notes	$467,100,000.00	0.450%	August 15, 2016
Class A-3 Notes	$471,600,000.00	0.670%	April 15, 2018
Class A-4 Notes	$110,200,000.00	1.110%	February 15, 2019
Class B Notes	$44,110,000.00	1.540%	March 15, 2019
Class C Notes	$29,410,000.00	1.720%	July 15, 2019
Class D Notes	$29,410,000.00	2.320%	May 15, 2020
Total	$1,499,730,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,205,195.66

Principal:
Principal Collections	$26,881,811.22
Prepayments in Full	$18,824,191.93
Liquidation Proceeds	$403,568.85
Recoveries	$8,621.87
Sub Total	$46,118,193.87
Collections	$50,323,389.53

Purchase Amounts:
Purchase Amounts Related to Principal	$138,211.24
Purchase Amounts Related to Interest	$520.68
Sub Total	$138,731.92

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$50,462,121.45

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	April 2014
Payment Date	5/15/2014
Transaction Month	6
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$50,462,121.45
Servicing Fee	$1,020,868.97	$1,020,868.97	$0.00	$0.00	$49,441,252.48
Interest - Class A-1 Notes	$6,262.82	$6,262.82	$0.00	$0.00	$49,434,989.66
Interest - Class A-2 Notes	$175,162.50	$175,162.50	$0.00	$0.00	$49,259,827.16
Interest - Class A-3 Notes	$263,310.00	$263,310.00	$0.00	$0.00	$48,996,517.16
Interest - Class A-4 Notes	$101,935.00	$101,935.00	$0.00	$0.00	$48,894,582.16
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$48,894,582.16
Interest - Class B Notes	$56,607.83	$56,607.83	$0.00	$0.00	$48,837,974.33
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$48,837,974.33
Interest - Class C Notes	$42,154.33	$42,154.33	$0.00	$0.00	$48,795,820.00
Third Priority Principal Payment	$20,353,131.41	$20,353,131.41	$0.00	$0.00	$28,442,688.59
Interest - Class D Notes	$56,859.33	$56,859.33	$0.00	$0.00	$28,385,829.26
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$28,385,829.26
Regular Principal Payment	$39,453,900.06	$28,385,829.26	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$50,462,121.45

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$20,353,131.41
Regular Principal Payment					$28,385,829.26
Total					$48,738,960.67
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$31,314,080.94	$90.01	$6,262.82	$0.02	$31,320,343.76	$90.03
Class A-2 Notes	$17,424,879.73	$37.30	$175,162.50	$0.38	$17,600,042.23	$37.68
Class A-3 Notes	$0.00	$0.00	$263,310.00	$0.56	$263,310.00	$0.56
Class A-4 Notes	$0.00	$0.00	$101,935.00	$0.93	$101,935.00	$0.93
Class B Notes	$0.00	$0.00	$56,607.83	$1.28	$56,607.83	$1.28
Class C Notes	$0.00	$0.00	$42,154.33	$1.43	$42,154.33	$1.43
Class D Notes	$0.00	$0.00	$56,859.33	$1.93	$56,859.33	$1.93
Total	$48,738,960.67	$32.50	$702,291.81	$0.47	$49,441,252.48	$32.97

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	April 2014
Payment Date	5/15/2014
Transaction Month	6

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$31,314,080.94	0.0900089	$0.00	0.0000000
Class A-2 Notes	$467,100,000.00	1.0000000	$449,675,120.27	0.9626956
Class A-3 Notes	$471,600,000.00	1.0000000	$471,600,000.00	1.0000000
Class A-4 Notes	$110,200,000.00	1.0000000	$110,200,000.00	1.0000000
Class B Notes	$44,110,000.00	1.0000000	$44,110,000.00	1.0000000
Class C Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Class D Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Total	$1,183,144,080.94	0.7889047	$1,134,405,120.27	0.7564062

Pool Information
Weighted Average APR	4.173%	4.160%
Weighted Average Remaining Term	50.91	50.06
Number of Receivables Outstanding	57,942	56,357
Pool Balance	$1,225,042,768.67	$1,178,593,047.17
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,178,014,602.23	$1,133,380,949.53
Pool Factor	0.8022551	0.7718361

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,634,995.65
Targeted Credit Enhancement Amount	$17,678,895.71
Yield Supplement Overcollateralization Amount	$45,212,097.64
Targeted Overcollateralization Amount	$55,255,997.70
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$44,187,926.90

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,634,995.65
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,634,995.65
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,634,995.65

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	April 2014
Payment Date	5/15/2014
Transaction Month	6

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		154	$201,938.26
(Recoveries)		7	$8,621.87
Net Losses for Current Collection Period			$193,316.39
Cumulative Net Losses Last Collection Period			$650,686.59
Cumulative Net Losses for all Collection Periods			$844,002.98

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.19%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.76%	393	$9,002,208.91
61-90 Days Delinquent	0.09%	41	$1,034,323.65
91-120 Days Delinquent	0.00%	1	$33,661.42
Over 120 Days Delinquent	0.01%	4	$150,325.26
Total Delinquent Receivables	0.87%	439	$10,220,519.24

Repossession Inventory:
Repossessed in the Current Collection Period		38	$1,029,593.76
Total Repossessed Inventory		41	$1,124,135.22

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2270%
Preceding Collection Period			0.2565%
Current Collection Period			0.1930%
Three Month Average			0.2255%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0603%
Preceding Collection Period			0.0656%
Current Collection Period			0.0816%
Three Month Average			0.0692%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer